Material Estimates and Judgements (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Material Estimates and Judgements [Line Items]
Date of options are granted	Additionally, there are different rates supplied by the RBA each day dependent on the terms of the bond (2, 3, 5, 10 years). The term of the option will determine which rate is used (i.e. a 5 year term will use the 5 year bond rate). If an options term is between two terms for example 4 years, the rate that is used is that of the lower term i.e. the 3 year bond rate.
Probability on clinical trial success	1.00%
Reduction in time frame for completion of clinical trials	1 year
Milestone payment	$ 2,000,000
Development period	3 years
Discount rate	10.27%
Revenue	$ 3,633,422
Cost of sales	3,594,146
Prepayments	$ 1,720,551
Minimum [Member]
Material Estimates and Judgements [Line Items]
Ownership of the joint venture		51.00%
Maximum [Member]
Material Estimates and Judgements [Line Items]
Ownership of the joint venture	75.00%